Segment Reporting - Summary of Breakdown by Operating Segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ 4,085,004	S/ 3,899,462	S/ 4,014,013
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(651,492)	S/ (636,882)	S/ (483,405)
Annual Backlog Two Thousand Nineteen [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	4,631,981
Annual Backlog Two Thousand Nineteen [member] | Engineering and Construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	3,018,822
Annual Backlog Two Thousand Nineteen [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,837,305
Annual Backlog Two Thousand Nineteen [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	209,893
Annual Backlog Two Thousand Nineteen [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ (434,039)